UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Sep. 30, 2024	Mar. 31, 2024
Non-current assets
Property, plant and equipment	€ 40,870	€ 32,034
Intangible assets	619,922	611,075
Deferred tax assets	30,751	33,088
Investments in associates, joint ventures and other investments	123	5,145
Other non-current financial assets	16,489	15,900
Non-current assets	708,155	697,242
Current assets
Trade receivables	288,024	248,227
Other current receivables	55,447	48,914
Income tax receivables	2,631	2,039
Prepaid expenses	8,165	6,762
Cash and cash equivalents	94,406	87,462
Current assets	448,673	393,404
Total assets	1,156,828	1,090,646
Equity attributable to owners of the parent
Share capital	2,308	2,296
Share premium	1,902,133	1,901,648
Other equity	(108)	(111)
Other reserves	(979,381)	(972,584)
Accumulated losses	(830,373)	(869,332)
Equity attributable to owners of the parent	94,579	61,917
Non-controlling interests	11,120	8,407
Total equity	105,699	70,324
Non-current liabilities
Loans and borrowings	560,602	587,978
Other non-current financial liabilities	24,185	19,304
Deferred tax liabilities	7,902	5,243
Employee benefit obligations	6,593	5,175
Provisions	1,192	1,175
Non-current liabilities	600,474	618,875
Current liabilities
Trade payables	315,674	281,998
Other current liabilities	47,385	33,733
Accrued liabilities	52,364	48,714
Income tax liabilities	13,390	19,884
Provisions	3,006	2,540
Loans and borrowings	980	889
Other current financial liabilities	17,856	13,689
Current liabilities	450,655	401,447
Total liabilities	1,051,129	1,020,322
Total equity and liabilities	€ 1,156,828	€ 1,090,646